Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ 59,337	¥ 6,939	$ 9,307	¥ 2,539
Additions	55,776	5,355
Disposals	(248)
Depreciation	(3,130)	(955)
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	65,152	9,624		4,269
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(5,815)	(2,685)		(1,730)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	32,276	4,212		1,938
Additions	30,440	2,613
Disposals	(234)
Depreciation	(2,142)	(339)
Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	35,878	5,672		3,059
Laboratory Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,602)	(1,460)		(1,121)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	3,082	653		394
Additions	793	833
Depreciation	(813)	(574)
Transfers	2,449
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	4,703	1,461		628
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(1,621)	(808)		(234)
Office Equipment, Furniture and Others
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	401	168		207
Additions	422	3
Disposals	(14)
Depreciation	(175)	(42)
Office Equipment, Furniture and Others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	993	585		582
Office Equipment, Furniture and Others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(592)	(417)		¥ (375)
Assets Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	23,578	1,906
Additions	24,121	1,906
Transfers	(2,449)
Assets Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ 23,578	¥ 1,906